WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Class of Stock [Line Items]
Schedule of warrants issued and outstanding

				Fair Value	Exercise
			Warrants	Price Per	Price per
Description	Classification	Issue Date	Outstanding	Share	Share	Expiration
FPA Warrants (1)	Liability	November 10, 2021	666,663	$2.01	$11.50	November 10, 2026
Public warrants	Liability	November 10, 2021	13,799,936	$2.01	$11.50	November 10, 2026
Private warrants	Liability	November 10, 2021	6,686,667	$2.35	$11.50	November 10, 2026
Working Capital warrants	Liability	November 10, 2021	2,000,000	$2.35	$11.50	November 10, 2026

Schedule of fair value of the common stock warrants valuation assumptions

	Years Ended December 31,
	2021	2020
Risk-free interest rate	0.55-1.09%	0.29-1.63%
Expected term (in years)	5.47-6.07	5.66-6.28
Expected dividend yield.	0%	0%
Expected volatility	36.88-46.74%	31.29-36.85%

Warrants issued and outstanding
Class of Stock [Line Items]
Schedule of fair value of the common stock warrants valuation assumptions

Risk – free interest rate	1.24%
Expected term (in years)	4.86
Expected dividend yield	0%
Expected volatility	40.0%